Income Tax (Details) - Schedule of net deferred tax assets	Dec. 31, 2020 USD ($)
Deferred tax asset
Organizational costs/Start-up expenses	$ 100,224
Federal Net Operating loss	11,369
Total deferred tax asset	111,593
Valuation allowance	(111,593)
Deferred tax asset, net of allowance